Risk management and financial instruments (Details) - USD ($) $ in Millions		3 Months Ended
	May 11, 2018	Jun. 30, 2022
Debt Instrument [Line Items]
Percentage of debt hedged by interest rate derivatives		91.00%
Interest rate cap
Debt Instrument [Line Items]
Purchase of derivative instrument	$ 68
Percentage of derivatives terminated		81.00%
Derivative notional amount	$ 834
Interest rate cap | Not hedged
Debt Instrument [Line Items]
Capped rate	2.87%	2.285%